Intangible Assets - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (3,083)
Year Two	(2,811)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(12,480)
Total	(26,807)	$ (28,450)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(3,083)
Year Two	(2,811)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(12,480)
Total	$ (26,807)	$ (28,450)	$ (31,736)